Concentration of Credit Risk (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Concentration of Credit Risk [Abstract]
Cash amount	¥ 23,473	$ 3,357	¥ 4,150
Restricted funds amount	218
Deposit insurance limit amount	¥ 500